EQUITY (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Nov. 17, 2014	Aug. 22, 2013	Aug. 15, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
EQUITY (Details) [Line Items]
Common Stock Issued, but not Outstanding	700,663
Stock Issued During Period, Shares, New Issues			1,585,000
Proceeds from Issuance of Private Placement (in Dollars)	$ 4,288,596
Payments to Acquire Businesses, Gross (in Dollars)	3,000,000		100,000
Stock Repurchased During Period, Shares	3,110,063	85,950	85,950	400,000
Stock Issued During Period, Shares, Other		16,203	175,000	279,310
Stock Issued During Period, Value, Other (in Dollars)	400,000		65,835	7,329
Proceeds from Stock Options Exercised (in Dollars)	415,200		357,000
Debt Conversion, Converted Instrument, Shares Issued		360,354	846,263	332,282
Debt Conversion, Converted Instrument, Amount (in Dollars)		90,089
Stock Repurchased During Period, Value (in Dollars)	4,354,088	60,000	60,000	100,000
Treasury Stock, Shares	486,254	400,304	486,254	400,304					400,304	304
Treasury Stock, Value (in Dollars)	160,099	100,099	160,099	100,099					100,099	99
Class of Warrant or Rights Exercised	727,270		1,020,660	396,871
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value (in Dollars)	2,450,745	2,377,370	2,196,870	1,563,270					1,563,270
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value (in Dollars)	2,450,745	2,377,370	2,196,870	1,563,270					1,563,270
Share Price (in Dollars per share)	$ 1.58	$ 1.70	$ 1.35	$ 1.25					$ 1.25
Other Noncash Expense (in Dollars)	146
Allocated Share-based Compensation Expense (in Dollars)	69,206	8,713	308,782	32,364
Debt Conversion, Original Debt, Amount (in Dollars)			211,567	293,426
Stock Issued During Period, Shares, Issued for Services			17,248
Stock Issued During Period, Value, Issued for Services (in Dollars)			17,593
Proceeds from Issuance of Common Stock (in Dollars)	4,288,596		1,585,000
Stock Issued During Period, Value, Acquisitions (in Dollars)			14,000,000
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned (in Dollars)			4,354,088
Stock Issued During Period, Shares, Conversion of Convertible Securities				1,173,712
Number of Warrants Modified	277,500
Class of Warrant or Rights Forfeited or Expired	0		0	820,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares			767,500	660,000					660,000
Director [Member] | Options at $2.00 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			100,000
Option exercise price (in Dollars per share)			$ 2.00
Chief Executive Officer [Member] | Options at $0.40 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				100,000
Option exercise price (in Dollars per share)				$ 0.40
Chief Executive Officer [Member] | Options at $0.570 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				100,000
Option exercise price (in Dollars per share)				$ 0.57
Chief Executive Officer [Member] | Options at $1.60 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				125,000
Option exercise price (in Dollars per share)				$ 1.60
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					125,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					vest if the 30 day average closing price of the Company’s common stock is $2.00 or above and there is a 50,000 average daily volume or if there is a 50,000 average daily volume for 14 straight trading days
Chief Executive Officer [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					175,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					vest if the 30 day average closing price of the Company’s common stock is $3.00 or above and there is a 50,000 average daily volume for 14 straight trading days
President [Member] | Options at $0.350 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				100,000
Option exercise price (in Dollars per share)				$ 0.35
President [Member] | Options at $0.40 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				100,000
Option exercise price (in Dollars per share)				$ 0.40
President [Member] | Options at $0.570 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				100,000
Option exercise price (in Dollars per share)				$ 0.57
President [Member] | Options at $1.60 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				125,000
Option exercise price (in Dollars per share)				$ 1.60
President [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jan. 01, 2015
President [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					May 01, 2016
Principal Accounting Officer and Chief Information Officer [Member] | Options at $0.40 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				120,000
Option exercise price (in Dollars per share)				$ 0.40
Principal Accounting Officer and Chief Information Officer [Member] | Options at $0.570 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				25,000
Option exercise price (in Dollars per share)				$ 0.57
Principal Accounting Officer and Chief Information Officer [Member] | Options at $1.60 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross				60,000
Option exercise price (in Dollars per share)				$ 1.60
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jul. 01, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,200,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Four [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jul. 01, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period					1,600,000
Non-Executive Employees [Member] | Restricted Stock Units (RSUs) [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					Vesting is contingent on being an employee of the Company at the time of vesting. In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no Employee RSU shares can be sold below $2.50 per share. In addition up to an additional 25,000 shares will vest on a monthly basis. Vesting is contingent on employment by the Company at the time of vesting and the Company stock price closing above $2.50 per share for 20 straight days. In addition there are restrictions on the sale of such vested stock including aggregate volume restrictions and no shares can be sold below $2.50 per share
Warrants at $0.2500 per share [Member] | Options at $0.350 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share)			$ 0.35
Principal [Member]
EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount (in Dollars)		42,681
Debt Conversion, Original Debt, Amount (in Dollars)			120,583	174,833
Accrued interest [Member]
EQUITY (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount (in Dollars)		47,408
Debt Conversion, Original Debt, Amount (in Dollars)			90,984	118,593
Options at $0.350 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			20,000
Option exercise price (in Dollars per share)	$ 0.350		$ 0.350
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period			20,000
Options at $0.350 [Member]
EQUITY (Details) [Line Items]
Proceeds from Stock Options Exercised (in Dollars)	15,200
Options at $0.38 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	92,500
Option exercise price (in Dollars per share)	$ 0.380		$ 0.380
Options at $0.45 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	92,500
Option exercise price (in Dollars per share)	$ 0.450		$ 0.450
Options at $0.474 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	92,500
Option exercise price (in Dollars per share)	$ 0.474		$ 0.474
Options at $1.310 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			75,000
Option exercise price (in Dollars per share)	$ 1.310		$ 1.310
Options at $1.46 [Member] | Employee Stock Option [Member] | Organic Food Brokers [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share)			$ 1.46
Options at $1.46 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share)	$ 1.460		$ 1.460
Options at $1.44 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			15,000
Option exercise price (in Dollars per share)	$ 1.440		$ 1.440
Options at $1.90 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			15,000
Option exercise price (in Dollars per share)	$ 1.900		$ 1.900
Options at $2.00 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			500,000
Option exercise price (in Dollars per share)	$ 2.000		$ 2.000
Number of Directors			5
Options at $0.40 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share)	$ 0.400		$ 0.400
Options at $0.570 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share)	$ 0.570		$ 0.570
Options at $1.60 [Member] | Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Option exercise price (in Dollars per share)	$ 1.600		$ 1.600
Employee Stock Option [Member] | Options Issued to Service Provider [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			30,000
Employee Stock Option [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period	40,000		(20,000)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Modified in Period	277,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0		705,000	910,000
Allocated Share-based Compensation Expense (in Dollars)			308,782	178,183
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche One [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					322,466
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jan. 01, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Two [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					390,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jul. 01, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Three [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Dec. 31, 2015
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Four [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					75,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					May 01, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Five [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					90,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jul. 01, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Six [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					600,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Dec. 31, 2016
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Seven [Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					890,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Date					Jul. 01, 2017
Restricted Stock Units (RSUs) [Member] | Share-based Compensation Award, Tranche Eight[Member]
EQUITY (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Granted					300,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					vest solely upon the achievement of performance goals and the continued employment with the Company
Restricted Stock Units (RSUs) [Member]
EQUITY (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)	690,397		886,516	0	886,516
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights					Vesting is contingent on employment by the Company at the time of vesting and the Company stock price closing above $2.50 per share for 20 straight days
Share-based Compensation Arrangement by Share-based Payment Award, Description					The Company estimated that the stock-price goals of the Company’s stock price closing above $2.50 per share for 20 straight days have a 90% likelihood of achievement, and these RSUs were valued at 90% of their face value. The Company estimated that the revenue targets had a 100% likelihood of achievement, and these RSUs were valued at 100% of their face value
Notes Payable Extention Agreement [Member]
EQUITY (Details) [Line Items]
Adjustments to Additional Paid in Capital, Equity Component of Convertible Debt (in Dollars)						826,238
Round of Financing, Sale of Stock at $0.9646 [Member]
EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	3,178,420
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.9646
Round of Financing, Sale of Stock at $1.30 [Member]
EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	943,829
Sale of Stock, Price Per Share (in Dollars per share)	$ 1.30
Stock Issued During Period, Value, Other (in Dollars)	400,000
Warrant Exercise [Member]
EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other	727,272		1,001,819
Stock Issued During Period, Value, Other (in Dollars)			350,000
Class of Warrant or Rights Exercised			1,001,819
Proceeds from Warrant Exercises (in Dollars)			350,000
Cashless Exercise of Warrants [Member]
EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Other			16,203	255,633
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			20,000
Proceeds from Stock Options Exercised (in Dollars)			7,000
Class of Warrant or Rights Exercised			18,841
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)			$ 0.25
The Fresh Diet [Member]
EQUITY (Details) [Line Items]
Sale of Stock, Price Per Share (in Dollars per share)	$ 0.9646
Payments to Acquire Businesses, Gross (in Dollars)	3,000,000
Stock Repurchased During Period, Shares	3,110,063
Stock Repurchased and Retired During Period, Shares	3,110,063
Stock Issued During Period, Shares, Acquisitions			6,889,937
Stock Issued During Period, Value, Acquisitions (in Dollars)			9,645,912
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	6,889,937		3,110,063				10,000,000
Organic Food Brokers [Member]
EQUITY (Details) [Line Items]
Payments to Acquire Businesses, Gross (in Dollars)								$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								100,000
Option exercise price (in Dollars per share)								$ 1.46
Warrants at $0.5750 per share [Member]
EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.575		$ 0.575	$ 0.575					$ 0.575
Number of Warrants Modified									3,080,000
Warrants at $0.5500 per share [Member]
EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.550		$ 0.550	$ 0.55					$ 0.55
Number of Warrants Modified				1,570,000
Warrants at $0.2500 per share [Member]
EQUITY (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.250		$ 0.250	$ 0.25					$ 0.25
Number of Warrants Modified				794,000